Borrowings (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Capital Lease Obligations [Member]
Description of borrowings expiration period	Various dates through July 2023	Various dates through July 2023
Other Promissory Notes [Member]
Description of borrowings expiration period	Various dates through June 2022	Various dates through June 2022
Minimum [Member] | Capital Lease Obligations [Member]
Interest rate on borrowings	6.40%	6.00%
Minimum [Member] | Other Promissory Notes [Member]
Interest rate on borrowings	10.88%	4.30%
Maximum [Member] | Capital Lease Obligations [Member]
Interest rate on borrowings	11.60%	11.60%
Maximum [Member] | Other Promissory Notes [Member]
Interest rate on borrowings	13.28%	13.80%